Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of stock
Changes in the composition of the share capital of CNH Industrial during 2018, 2017, and 2016 are as follows:

(number of shares)	CNH Industrial N.V. Common Shares	CNH Industrial N.V. Special Voting Shares	Total CNH Industrial N.V. Shares
Total CNH Industrial N.V. shares at December 31, 2015	1,362,048,989	413,249,206	1,775,298,195
Capital increase	1,693,695	—	1,693,695
Common Stock Repurchase	(2,111,781)	—	(2,111,781)
Retirement of special voting shares	—	(981,003)	(981,003)
Total CNH Industrial N.V. shares at December 31, 2016	1,361,630,903	412,268,203	1,773,899,106
Capital increase	5,271,344	—	5,271,344
Common stock repurchases	(3,309,741)	—	(3,309,741)
Retirement of special voting shares	—	(23,361,513)	(23,361,513)
Total CNH Industrial N.V. shares at December 31, 2017	1,363,592,506	388,906,690	1,752,499,196
Capital increase	2,741,322	—	2,741,322
Common stock repurchases	(12,501,870)	—	(12,501,870)
Retirement of special voting shares	—	(181,066)	(181,066)
Total CNH Industrial N.V. shares at December 31, 2018	1,353,831,958	388,725,624	1,742,557,582